Financial Assets - Summary of Term Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Term deposits	¥ 545,667	¥ 535,260
Within one year [member]
Disclosure of financial assets [line items]
Term deposits	63,079	107,039
After one year but within five years [member]
Disclosure of financial assets [line items]
Term deposits	480,848	420,191
After five years but within ten years [member]
Disclosure of financial assets [line items]
Term deposits	¥ 1,740	¥ 8,030